ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of VIE's consolidated balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total current assets	$ 29,915	$ 69,794
Total assets	72,174	115,149
Total current liabilities	84,419	101,787
Total liabilities	93,261	101,796
Variable Interest Entity
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total current assets	40,336	38,369
Total non-current assets	30,116	44,476
Total assets	70,452	82,845
Total current liabilities	171,625	345,450
Total non-current liabilities	8,842	9
Total liabilities	$ 180,467	$ 345,459